Events After the Balance Sheet Date	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Balance Sheet Date
34. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 30 June 2022 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.